Additional Financial Information of Parent Company - Financial Statements Schedule I	12 Months Ended
Dec. 31, 2024
Additional Financial Information of Parent Company - Financial Statements Schedule I
Additional Financial Information of Parent Company - Financial Statements Schedule I

Additional Financial Information of Parent Company – Financial Statements Schedule I

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets was more than 25% of the Company’s consolidated net assets as of December 31, 2024.

a) Condensed Balance Sheets (Amount in Thousands, Except Share and Per Share Data)

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	826,080	531,260	72,782
Amounts due from related parties	847	871	119
Short-term investments	—	284,673	39,000
Other current assets	20,969	10,775	1,476
Total current assets	847,896	827,579	113,377
Investments in subsidiaries and VIEs	10,530,683	10,370,171	1,420,708
Investments in affiliates	363,423	330,324	45,254
Other non-current assets	745	766	105
Total assets	11,742,747	11,528,840	1,579,444
Liabilities and Equity
Current liabilities
Contingent liabilities	482,802	476,107	65,226
Amounts due to subsidiaries and VIEs	934,179	1,089,386	149,245
Other current liabilities	15,432	17,499	2,397
Total liabilities	1,432,413	1,582,992	216,868
Shareholder’s equity
Ordinary shares (US$0.00005 par value): 1,000,000,000 ordinary shares authorized, 328,034,660 shares issued and 326,307,330 shares outstanding as of December 31, 2023 and 1,000,000,000 ordinary shares authorized, 335,153,359 shares issued and 330,393,534 shares outstanding as of December 31, 2024	110	113	15
Treasury Stock	—	(53,345)	(7,308)
Additional paid-in capital	3,798,662	3,907,992	535,393
Retained earnings	6,436,946	5,904,540	808,919
Accumulated other comprehensive income	74,616	186,548	25,557
Total shareholders’ equity	10,310,334	9,945,848	1,362,576
Total liabilities and shareholders’ equity	11,742,747	11,528,840	1,579,444

b) Condensed Statements of Operations (Amount in Thousands)

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Operating cost and expenses
Other Compensations	—	2,157	3,080	422
Selling expenses	2,838	82	1,457	200
General and administrative expenses	16,948	7,314	15,395	2,109
Other operating expenses	12,516	19,877	12,755	1,747
Total operating cost and expenses	32,302	29,430	32,687	4,478
Loss from operations	(32,302)	(29,430)	(32,687)	(4,478)
Other income (expenses):
Interest income	4,250	34,002	16,379	2,244
Interest expense	—	—	(4,966)	(680)
Reversal of settlement expenses	—	—	12,454	1,706
Other income	11,083	4,267	13,290	1,821
Total other income	15,333	38,269	37,157	5,091
(Loss) income before taxes and income from equity in affiliates, subsidiaries and VIEs	(16,969)	8,839	4,470	613
Income tax expenses	—	(20,421)	(21,841)	(2,992)
Income (loss) from equity in affiliates	51,459	6,233	(22,731)	(3,114)
Income from equity in subsidiaries and VIEs	942,081	1,014,843	515,547	70,628
Net income attributable to Noah shareholders	976,571	1,009,494	475,445	65,135

c) Condensed Statements of Comprehensive Income (Amount in Thousands)

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net income	976,571	1,009,494	475,445	65,135
Other comprehensive income, net of tax
Foreign currency translation adjustments	137,468	77,162	111,932	15,335
Comprehensive income	1,114,039	1,086,656	587,377	80,470

d) Condensed Statements of Cash Flows (Amount in Thousands)

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income attributable to Noah Holding Limited shareholders	976,571	1,009,494	475,445	65,135
Adjustments to reconcile net income to net cash provided by operating activities:
Income from equity in subsidiaries and VIEs, net of dividends	(942,081)	(834,842)	318,596	43,647
(Income) loss from equity in affiliates, net of dividends	(41,385)	9,041	43,306	5,933
Reversal of Share-based settlement expenses	—	—	(12,454)	(1,706)
Changes in operating assets and liabilities:
Amounts due from related parties	(63)	(24)	(24)	(3)
Amounts due to subsidiaries and VIEs	52,262	5,895	—	—
Other current assets	—	(20,969)	10,194	1,397
Other current liabilities	(31,336)	7,326	(5,375)	(736)
Net cash provided by operating activities	13,968	175,921	829,688	113,667
Cash flows from investing activities:
Increase in investments in subsidiaries and VIEs	(17,492)	(16,400)	(6)	(1)
Increase in short-term investments	—	—	(284,673)	(39,000)
Net cash used in investing activities	(17,492)	(16,400)	(284,679)	(39,001)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	1,493	3	—	—
Proceeds from advances from subsidiaries	287,876	1,074,953	890,269	121,966
Repayment of advances from subsidiaries	(448,387)	(613,847)	(707,836)	(96,973)
Payment for repurchase of ordinary shares	—	—	(53,345)	(7,308)
Proceeds from offering, net of issuance cost	247,015	—	—	—
Dividend distribution	—	(177,502)	(1,007,851)	(138,075)
Net cash provided by (used in) financing activities	87,997	283,607	(878,763)	(120,390)
Effect of exchange rate changes	41,227	33,107	38,934	5,334
Net increase (decrease) in cash and cash equivalents	125,700	476,235	(294,820)	(40,390)
Cash and cash equivalents - beginning of year	224,145	349,845	826,080	113,172
Cash and cash equivalents - end of year	349,845	826,080	531,260	72,782

e) Notes to Condensed Financial Statements

1.

The condensed financial statements of Noah Holdings Limited have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investments in subsidiaries and VIEs are presented on the balance sheets as investments in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as income from equity in subsidiaries and VIEs on the statement of operations.

2.

As of December 31, 2022, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.